ACQUISITION OF APEX (Details 1) (USD $)			0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Jul. 31, 2012 Fair Value	Jun. 04, 2012 APEX Fair Value	Jun. 04, 2012 APEX Customer relationships	Jun. 04, 2012 APEX Customer relationships Fair Value	Jun. 04, 2012 APEX ApexWare software	Jun. 04, 2012 APEX ApexWare software Fair Value	Jun. 04, 2012 APEX Tradename	Jun. 04, 2012 APEX Tradename Fair Value	Jun. 04, 2012 APEX Covenant not to compete	Jun. 04, 2012 APEX Covenant not to compete Fair Value
Business Acquisition [Line Items]
Fair value of intangible assets	$ 630,000	$ 4,465,890		$ 1,536,320		$ 2,483,077		$ 432,090		$ 14,403
Estimated Useful Life (in years)			9 years		3 years 6 months		7 years		1 year